Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of amortizable intangible assets
Net Amount	$ 135	$ 543
Core deposit [Member]
Summary of amortizable intangible assets
Gross Carrying Amount	4,795	4,795
Accumulated Amortization	(4,660)	(4,252)
Net Amount	$ 135	$ 543	$ 978	$ 1,504